Risk and Capital Management - Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits in Central Bank	R$ 91,248	R$ 94,148
Securities under guarantee transactions	8,544	5,120
Payment to merchants	69,050	60,504
Amount of liabilities from transactions related to credit assignments	2,451	3,993
Compulsory deposits with the Central Bank of Brazil	2,900	4,689	R$ (13,137)
Interbank deposits [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Compulsory deposits with the Central Bank of Brazil	R$ 18,938	R$ 15,886